Scope of Consolidation and Non-Consolidated Entities - Additional Information (Detail)						1 Months Ended	12 Months Ended
	Jun. 01, 2023	May 31, 2023 shares	May 17, 2023 shares	Dec. 29, 2022 Product	Nov. 23, 2022	Jun. 30, 2023	Dec. 31, 2025	Sep. 30, 2024 shares	May 28, 2024 shares	May 12, 2024 shares	Mar. 05, 2024 shares	Nov. 06, 2023 shares
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	100.00%					100.00%
Ownership interest in associate					2.40%
Number of shares issued								238	135,980	2,120	204,334	16,000,000
Cibus Global [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	2.90%
Cibus Global [Member] | Class A Common Stock [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Number of shares issued		16,527,484
Cellectis, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary							100.00%
Cellectis, Inc. [Member] | Cellectis Biologics, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary							100.00%
Calyxt [member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary		48.00%
Primera Therapeutics, Inc. [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Name of associate				Primera Therapeutics, Inc.
Maximum number of exclusive license for product candidates | Product				5
Number of common stock received			234,570
Ownership interest in associate			19.00%				17.00%
Voting rights held in associate			19.00%				17.00%
Calyxt ATM Program [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Non-controlling shareholders interest		52.00%